SHAREHOLDERS' EQUITY - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	268,097,877	268,097,877	209,624,480	209,624,480
Number of shares issued (in shares)	182,168	182,168	670,767	670,767	77,217,129
Number of options exercised (in shares)	182,168	182,168	670,767	670,767
Proceeds from exercise of equity | $	$ 3,581,000		$ 2,622,000
Fair value | $					$ 3,131,451
Share repurchases (in shares)	18,925,900	18,925,900	1,127,000	1,127,000
Share repurchases	$ 732,436,000		$ 42,775,000	$ 56,675,000
Common stock threshold for grants under share-based compensation	5.50%	5.50%
Maximum term of options granted	5 years	5 years
Termination period after employment change of options granted	90 days	90 days
Number of share options granted (in shares)	0	0	0	0
Share Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	268,098,000	268,098,000	209,625,000	209,625,000		209,823,000
Proceeds from exercise of equity | $	$ 4,173,000		$ 3,855,000
Share repurchases (in shares)	18,926,000	18,926,000	1,127,000	1,127,000
Share repurchases	$ 732,436,000	$ 974,736,000	$ 42,775,000